Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 14.   Share-Based Compensation

The amount of share-based compensation expenses included in applicable costs of sales and expense categories is summarized as follows:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)

Cost of revenues	$264	240	124
Research and development	10,936	8,803	5,062
General and administrative	1,959	1,525	872
Sales and marketing	1,902	1,613	1,005
	$15,061	12,181	7,063

(a)	Long-term Incentive Plan

On October 25, 2005, the Company’s shareholders approved a long-term incentive plan. The plan permits the grants of options or RSUs to the Company’s employees, directors and service providers where each unit of RSU represents two ordinary shares of the Company (after recapitalization effected on August 10, 2009). The 2005 plan was terminated in October 2010.

On September 29, 2006, the Company’s compensation committee made grants of 3,798,808 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 47.29% of the RSUs grant vested immediately on the grant date and a subsequent 17.57% that vested on each of September 30, 2007, 2008 and 2009, subject to certain forfeiture events.

On September 26, 2007, the Company’s compensation committee made grants of 6,694,411 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 54.55% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $14,426 thousand, a subsequent 15.15% that vested on each of September 30, 2008, 2009 and 2010 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 29, 2008, the Company’s compensation committee made grants of 7,108,675 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 60.64% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $12,714 thousand, a subsequent 13.12% will vest on each of September 30, 2009, 2010 and 2011 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2009, the Company’s compensation committee made grants of 3,577,686 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 55.96% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $6,508 thousand, a subsequent 14.68% will vest on each of September 30, 2010, 2011 and 2012 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2010, the Company’s compensation committee made grants of 3,488,952 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 68.11% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $5,870 thousand, a subsequent 10.63% will vest on each of September 30, 2011, 2012 and 2013 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 7, 2011, the Company’s shareholders approved another long-term incentive plan. The 2011 plan permits the grants of options or RSUs to the Company’s employees, directors and service providers where each unit of RSU represents two ordinary shares of the Company.

On September 28, 2011, the Company’s compensation committee made grants of 2,727,278 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 97.36% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $2,873 thousand, a subsequent 0.88% will vest on each of September 30, 2012, 2013 and 2014 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

The amount of compensation expense from the long-term incentive plan was determined based on the estimated fair value and the market price of ADS (one ADS represents two ordinary shares) underlying the RSUs granted on the date of grant, which were $5.71 per ADS, $3.95 per ADS, $2.95 per ADS, $3.25 per ADS, $2.47 per ADS and $1.1 per ADS on September 29, 2006, September 26, 2007, September 29, 2008, September 28, 2009, September 28, 2010 and September 28, 2011, respectively.

In December 2007, due to the carve-out of television semiconductor solutions business to incorporate Himax Media Solutions, Inc. (“Himax Media Solution”, a consolidated subsidiary), 145 employees were transferred from Himax Taiwan to Himax Media Solutions. 361,046 units of these employees’ unvested RSUs were cancelled in exchange for 3,416,714 nonvested shares of Himax Media Solutions’ ordinary share. See Note 14 (b)(iii) for further details of the modification of award.

RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of Underlying Shares for RSUs	Weighted Average Grant Date Fair Value

Balance at January 1, 2009	4,536,295	$3.54
Granted	3,577,686	3.25
Vested	(4,014,338)	3.58
Forfeited	(261,891)	3.57
Balance at December 31, 2009	3,837,752	3.23
Granted	3,488,952	2.47
Vested	(4,145,854)	2.84
Forfeited	(492,468)	3.10
Balance at December 31, 2010	2,688,382	2.87
Granted	2,727,278	1.10
Vested	(4,096,965)	1.74
Forfeited	(146,307)	2.87
Balance at December 31, 2011	1,172,388	2.68

As of December 31, 2011, the total compensation cost related to the unvested RSUs not yet recognized was $2,286 thousand. The weighted-average period over which it is expected to be recognized is 1.44 years.

As of December 31, 2011, the 1,100,105 and 72,283 unvested RSUs were outstanding under 2005 plan and 2011 plan, respectively.

In 2010 and 2011, the Company settled RSUs releases with newly issued shares of ordinary shares were 3,538,632 shares and 2,971,212 shares, respectively.

The allocation of compensation expenses from the RSUs granted to employees and independent directors under the long-term incentive plan is summarized as follows:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)

Cost of revenues	$264	240	124
Research and development	10,078	8,153	4,790
General and administrative	1,938	1,505	863
Sales and marketing	1,853	1,587	996
	$14,133	11,485	6,773

(b)	Nonvested Shares Issued to Employees

(i)	In September 2005, Himax Analogic granted nonvested shares of its ordinary shares to certain employees for their future service. The shares vested over four years after the grant date. The Company recognized compensation expenses of $15 thousand in 2009. Such compensation expense was recorded as research and development expenses in the accompanying consolidated statements of income with a corresponding increase to noncontrolling interests in the accompanying consolidated balance sheets. The fair value of shares on grant date was estimated based on the then most recent price of new shares issued to unrelated third parties, which was NT$10 (US$0.319) per share.

Nonvested share activity of this award during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2009	673,000	$0.319
Forfeited	(15,000)	0.319
Vested	(658,000)	0.319
Balance at December 31, 2009	-	-

As of December 31, 2009, the total compensation cost related to this award has been fully recognized.

(ii)	During September 2007 to December 2010, Himax Imaging Inc. (“Imaging Cayman”, a consolidated subsidiary) granted nonvested shares of its ordinary shares to certain employees for their future service, and the employees must pay $0.15 or $0.3 (employees hired after March 1, 2009) per share. The shares vest over four years after the grant date. If employees leave Himax Imaging before completing the four year service period, they would sell these shares back to Himax Imaging at their original purchase price. On January 1, 2011, 5,346,777 unvested ordinary shares of Imaging Cayman were cancelled in exchange for 1,939,490 unvested ordinary shares of Himax Imaging Ltd. (“Imaging Taiwan”, a consolidated subsidiary) by per ordinary share of Imaging Cayman in exchange for 0.36274 ordinary share of Imaging Taiwan. The plan will continue to vest according to the original vesting schedule. In 2009 and 2010, Company recognized compensation expenses of $340 thousand, $355 thousand with the fair value of shares of Imaging Cayman on grant date based on the then most recent price of new shares issued, which was US$0.33 per share.

During 2011, Imaging Cayman granted nonvested shares of Imaging Taiwan’s ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share. The shares vest over one year or three years after the grant date. If employees leave Himax Imaging before completing the service period, Himax Imaging should have the option to buy the vested shares back or not at employees’ original purchase price.

In 2011, the Company recognized compensation expenses of $71 thousand which was determined based on the estimated fair value of the ordinary shares of Imaging Taiwan on the date of grant, which was NT$21 (US$0.72) per share. Such compensation expense was recorded as research and development expenses, general and administrative expense and sales and marketing expense in the accompanying consolidated statements of income with a corresponding increase to noncontrolling interests in the accompanying consolidated balance sheets. The fair value of ordinary shares was determined based on a third-party valuation conducted by an independent third-party appraiser.

Nonvested share activity of this award for Imaging Cayman during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2009	4,570,771	$0.33
Granted	2,253,000	0.33
Vested	(903,882)	0.33
Forfeited	(271,000)	0.33
Balance at December 31, 2009	5,648,889	0.33
Granted	1,380,000	0.33
Vested	(868,390)	0.33
Forfeited	(813,722)	0.33
Balance at December 31, 2010	5,346,777	0.33
Cancelled	(5,346,777)	0.33
Balance at December 31, 2011	-	-

Non-vested share activity of this award for Imaging Taiwan during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2011	1,939,490	$0.72
Granted	567,689	0.72
Vested	(601,129)	0.72
Forfeited	(28,971)	0.72
Balance at December 31, 2011	1,877,079	0.72

As of December 31, 2011, the total compensation cost related to this award not yet recognized was $68 thousand. The weighted-average period over which it is expected to be recognized is 1.76 years.

(iii)   As stated in Note 14 (a) above, in December 2007, Himax Media Solutions granted 3,416,714 non-vested shares of its ordinary shares to 145 employees transferred from Himax Taiwan to exchange for 361,046 units of these employees’ unvested RSUs. The modification of equity award incurred an incremental compensation cost of $148 thousand for the excess of the fair value of the modified award issued over the fair value of the original unvested RSUs at the date of modification. The Company then added incremental compensation cost to the remaining unrecognized compensation cost of the original award at the date of modification and the total compensation cost are recognized as compensation expenses ratably over the requisite service period of the modified award.

The fair value of the original unvested RSUs was determined based on the average market price of the Company’s ordinary shares underlying the RSU at the modification dates occurred during the period from November 12, 2007 to November 16, 2007. The fair value of Himax Media Solutions’ non-vested shares at the modification date was determined based on the then most recent price of Himax Media Solutions’ new shares issued to unrelated third parties, which was NT$15 (US$0.464) per share.

The vesting schedule for the non-vested shares is as follows: 50% will vest on June 20, 2009 and the remaining 50% will vest on December 20, 2010. The Company recognized compensation expenses of $432 thousand and $161 thousand in 2009 and 2010, respectively. Such compensation expense was recorded as sales and marketing expense and research and development expenses in the accompanying consolidated statements of income.

Non-vested share activity of this award during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2009	3,022,525	$0.464
Vested	(1,432,000)	0.464
Forfeited	(469,525)	0.464
Balance at December 31, 2009	1,121,000	0.464
Vested	(988,000)	0.464
Forfeited	(133,000)	0.464
Balance at December 31, 2010	-	-

As of December 31, 2010, the total compensation cost related to this award has been fully recognized.

(c)	Employee stock options

On December 20, 2007 and October 20, 2009, board of directors of Himax Media Solutions approved two plans, the 2007 plan and the 2009 plan, respectively, to grant stock options to certain employees. These two plans authorize grants to purchase up to 6,800,000 shares and 2,300,000 shares, respectively, of Himax Media Solutions’ authorized but unissued ordinary shares. The exercise price was NT$15 (US$0.464) and NT$10 (US$0.311), respectively.

On November 29, 2011, Himax Media Solutions’ general shareholders’ meeting approved a capital reduction plan to offset its loss by a ratio of 75% and effected on December 12, 2011. Concurrently with the capital reduction plan, the exercise price was changed to NT$60(US$1.856) and NT$40(US$1.244), respectively.

All options under these plans have four-year terms and 50%, 25% and 25% of each grant will become exercisable subsequent to the second, third and fourth anniversary of the grant date, respectively. The Company recognized compensation expenses of $141 thousand, $180 thousand and $219 thousand in 2009, 2010 and 2011, respectively. Such compensation expense was recorded as sales and marketing expense, general and administrative expense and research and development expenses in the accompanying consolidated statements of income.

At December 31, 2011, there were 304,500 and 1,000 additional shares available for Himax Media Solutions’ grant under the 2007 plan and the 2009 plan, respectively. The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Himax Media Solutions uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Himax Media Solutions’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rates for the expected term of the options are based on the interest rate of 10 years and 5 years ROC central government bond at the time of grant for the 2007 plan and the 2009 plan, respectively.

	2007	2009
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	39.94%	51.52%
Expected term (years)	4.375	4.375
Risk-free interest rate	2.4776%	2%

Number of shares and related data have been retroactively adjusted to reflect the effect of Himax Media Solutions’ capital reduction. A summary of stock options activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2009	1,416,875	$1.856	3.375
Granted	574,750	1.244
Exercised	-	-
Forfeited	(298,375)	1.784
Balance at December 31, 2009	1,693,250	1.664	2.826
Granted	-	-
Exercised	-	-
Forfeited	(249,375)	1.680
Balance at December 31, 2010	1,443,875	1.660	2.452
Granted	444,500	1.834
Exercised	-	-
Forfeited	(346,813)	1.717
Balance at December 31, 2011	1,541,562	1.696	1.803
Exercisable at December 31, 2011	1,347,188	1.761

The weighted average grant date calculated value of the options granted in 2007 and 2009 were NT$21.6608 (US$0.672) and NT$5.2 (US$0.160), respectively.